UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Aristotle /Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 90.7%
	Australia – 1.3%
291,600	Sandfire Resources NL	$1,317,449

	Austria – 2.6%
62,700	Erste Group Bank A.G.*	2,708,157

	Canada – 9.7%
70,300	Agnico Eagle Mines Ltd.	3,178,263
197,500	Cameco Corp.	1,909,825
150,000	Goldcorp, Inc.	1,944,000
131,800	Peyto Exploration & Development Corp.	2,154,768
311,000	Uranium Participation Corp.*	879,813
		10,066,669
	France – 8.3%
24,250	Dassault Systemes	2,453,088
12,000	LVMH Moet Hennessy Louis Vuitton S.E.	3,310,956
112,300	Vivendi S.A.	2,843,004
		8,607,048
	Ireland – 2.2%
29,450	Medtronic PLC	2,290,327

	Japan – 12.1%
233,000	Astellas Pharma, Inc.	2,964,137
156,800	Kubota Corp.	2,850,339
77,300	Kurita Water Industries Ltd.	2,232,615
128,000	Marui Group Co., Ltd.	1,832,553
279,000	Toray Industries, Inc.	2,706,318
		12,585,962
	Korea (Republic of-South) – 4.4%
2,550	Samsung Electronics Co., Ltd.	4,590,824

	Mexico – 1.8%
923,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,877,932

	Netherlands – 2.3%
24,200	Heineken N.V.	2,392,542

	Sweden – 2.2%
102,500	Assa Abloy A.B. - Class B	2,340,729

	Switzerland – 5.3%
1,280	Givaudan S.A.	2,784,965
162,500	UBS Group A.G.*	2,777,132
		5,562,097
	United Kingdom – 4.5%
145,800	Experian PLC	2,928,503
535,193	Stock Spirits Group PLC	1,721,109
		4,649,612

Aristotle /Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States – 34.0%
40,000	Acadia Healthcare Co., Inc.*	$1,910,400
19,900	Ameriprise Financial, Inc.	2,955,349
36,450	Baxter International, Inc.	2,287,237
34,900	Danaher Corp.	2,993,722
106,400	Kinder Morgan, Inc.	2,040,752
110,400	Kroger Co.	2,214,624
38,600	Lennar Corp. - Class A	2,038,080
11,600	Martin Marietta Materials, Inc.	2,392,268
49,750	Microsoft Corp.	3,705,877
49,400	Mondelez International, Inc. - Class A	2,008,604
32,750	National Fuel Gas Co.	1,853,978
39,500	PayPal Holdings, Inc.*	2,529,185
22,000	PPG Industries, Inc.	2,390,520
24,100	Schlumberger Ltd.	1,681,216
29,700	Walgreens Boots Alliance, Inc.	2,293,434
		35,295,246
	Total Common Stocks (Cost $81,798,956)	94,284,594

Principal Amount

	Short-Term Investments – 9.5%
$9,857,715	UMB Money Market Fiduciary, 0.010%[1]	9,857,715

	Total Short-Term Investments (Cost $9,857,715)	9,857,715

	Total Investments – 100.2% (Cost $91,656,671)	104,142,309
	Liabilities in Excess of Other Assets – (0.2)%	(195,465)

	Total Net Assets – 100.0%	$103,946,844

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Australian Dollars	Citibank	AUD per USD	March 01, 2018	(827,767)	$(651,829)	$(648,199)	$3,630
British Pound	Citibank	GBP per USD	March 01, 2018	(1,742,917)	(2,266,359)	(2,346,637)	(80,278)
Canadian Dollars	Citibank	CAD per USD	December 01, 2017	(2,418,801)	(1,801,824)	(1,939,312)	(137,488)
Canadian Dollars	Citibank	CAD per USD	March 01, 2018	(4,223,534)	(3,349,398)	(3,387,299)	(37,901)
Euro	Citibank	EUR per USD	December 01, 2017	(2,332,449)	(2,634,560)	(2,766,916)	(132,356)
Euro	Citibank	EUR per USD	March 01, 2018	(3,130,235)	(3,760,552)	(3,732,981)	27,571
Japanese Yen	Citibank	JPY per USD	December 01, 2017	(444,309,229)	(4,045,591)	(3,961,767)	83,824
Japanese Yen	Citibank	JPY per USD	March 01, 2018	(230,314,001)	(2,105,909)	(2,063,553)	42,356
Sweden Krona	Citibank	SEK per USD	December 01, 2017	(9,797,583)	(1,134,662)	(1,207,654)	(72,992)
Swiss Franc	Citibank	CHF per USD	December 01, 2017	(2,129,630)	(2,210,887)	(2,209,087)	1,800
Swiss Franc	Citibank	CHF per USD	March 01, 2018	(381,037)	(401,126)	(397,783)	3,343
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(24,362,697)	$(24,661,188)	$(298,491)

AUD - Australian Dollars

CAD - Canandian Dollars

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SEK - Sweden Krona

CHF - Swiss Franc

See accompanying Notes to Schedule of Investments.

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.0%
	Australia – 2.2%
54,940	Westfield Corp. - REIT	$337,854

	Austria – 3.0%
10,550	Erste Group Bank A.G.*	455,679

	Canada – 4.2%
11,350	Brookfield Asset Management, Inc. - Class A	468,627
17,600	Cameco Corp.	169,963
—	Trisura Group Ltd.*	9
		638,599
	France – 8.3%
4,126	Dassault Systemes	417,379
1,900	LVMH Moet Hennessy Louis Vuitton S.E.	524,235
5,790	TOTAL S.A.	310,987
		1,252,601
	Germany – 5.4%
3,580	BASF S.E.	380,975
3,050	Siemens A.G.	429,689
		810,664
	Ireland – 3.5%
3,895	Accenture PLC - Class A	526,098

	Japan – 19.2%
23,700	Astellas Pharma, Inc.	301,502
16,500	KDDI Corp.	435,063
21,800	Kubota Corp.	396,284
19,900	Marui Group Co., Ltd.	284,905
3,900	Nidec Corp.	478,987
21,000	ORIX Corp.	338,632
15,200	Shinsei Bank Ltd.	243,281
44,200	Toray Industries, Inc.	428,743
		2,907,397
	Luxembourg – 2.8%
98,600	Samsonite International S.A.	422,845

	Mexico – 2.2%
164,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	333,674

	Netherlands – 12.1%
4,570	Akzo Nobel N.V.	421,946
5,170	Heineken N.V.	511,134
8,430	Sensata Technologies Holding N.V.*	405,230
8,375	Unilever N.V.	495,314
		1,833,624

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Singapore – 2.9%
28,800	DBS Group Holdings Ltd.	$442,032

	Spain – 2.9%
48,915	Banco Bilbao Vizcaya Argentaria S.A.	437,119

	Sweden – 2.4%
16,200	Assa Abloy A.B. - Class B	369,949

	Switzerland – 10.6%
3,620	Cie Financiere Richemont S.A.	330,824
197	Givaudan S.A.	428,624
4,700	Novartis A.G.	402,344
26,400	UBS Group A.G.*	451,177
		1,612,969
	United Kingdom – 11.3%
9,460	Coca-Cola European Partners PLC	393,725
22,490	Compass Group PLC	477,042
21,265	Experian PLC	427,124
4,630	Reckitt Benckiser Group PLC	422,674
		1,720,565
	United States – 4.0%
28,135	AES Corp.	310,048
4,300	Schlumberger Ltd.	299,968
		610,016
	Total Common Stocks (Cost $12,761,281)	14,711,685

Principal Amount

	Short-Term Investments – 2.8%
$420,910	UMB Money Market Fiduciary, 0.010%[1]	420,910

	Total Short-Term Investments (Cost $420,910)	420,910

	Total Investments – 99.8% (Cost $13,182,191)	15,132,595
	Other Assets in Excess of Liabilities – 0.2%	36,629

	Total Net Assets – 100.0%	$15,169,224

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Bank Loans – 43.6%
	Communications – 5.0%
$183,613	DigitalGlobe, Inc. 3.985% (US LIBOR + 275 basis points), 12/22/2023[1,2,3]	$183,766
89,550	Sprint Communications, Inc. 3.750% (US LIBOR + 250 basis points), 2/2/2024[1,2,3]	89,727
123,983	Windstream Services LLC 5.240% (US LIBOR + 400 basis points), 3/29/2021[1,2,3]	111,275
67,921	Zayo Group LLC 3.487% (US LIBOR + 225 basis points), 1/19/2024[1,2,3]	68,087
		452,855
	Consumer Discretionary – 13.2%
185,000	Air Canada 3.568% (US LIBOR + 225 basis points), 10/6/2023[1,2,3,4]	186,185
211,775	Allied Universal Holdco LLC 5.083% (US LIBOR + 375 basis points), 7/28/2022[1,2,3]	211,577
94,288	Avis Budget Car Rental LLC 3.340% (US LIBOR + 200 basis points), 3/15/2022[1,2,3]	93,949
96,733	Eldorado Resorts, Inc. 3.560% (US LIBOR + 225 basis points), 4/17/2024[1,2,3]	96,793
96,188	Federal-Mogul Holdings Corp. 4.980% (US LIBOR + 375 basis points), 4/15/2021[1,2,3]	96,875
90,000	Goodyear Tire & Rubber Co. 3.240% (US LIBOR + 200 basis points), 4/30/2019[1,2,3]	90,432
243,150	Midas Intermediate Holdco II LLC 4.083% (US LIBOR + 275 basis points), 8/18/2021[1,2,3]	243,454
88,470	PetSmart, Inc. 4.240% (US LIBOR + 300 basis points), 3/11/2022[1,2,3]	75,070
98,000	TI Group Automotive Systems LLC 3.985% (US LIBOR + 275 basis points), 6/30/2022[1,2,3]	98,306
		1,192,641
	Consumer Staples – 3.6%
320,738	NVA Holdings, Inc. 4.833% (US LIBOR + 350 basis points), 8/14/2021[1,2,3]	323,745

	Financials – 4.2%
94,762	Avolon TLB Borrower 1 U.S. LLC 3.981% (US LIBOR + 275 basis points), 3/21/2022[1,2,3]	95,070
127,695	Resolute Investment Managers, Inc. 5.580% (US LIBOR + 425 basis points), 4/30/2022[1,2,3]	129,291
163,514	Uniti Group, Inc. 4.234% (US LIBOR + 300 basis points), 10/24/2022[1,2,3]	151,495
		375,856

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Bank Loans (Continued)
	Health Care – 3.8%
$94,525	Change Healthcare Holdings LLC 3.985% (US LIBOR + 275 basis points), 2/3/2024[1,2,3]	$94,886
243,090	Ortho-Clinical Diagnostics, Inc. 5.083% (US LIBOR + 375 basis points), 6/30/2021[1,2,3]	244,205
		339,091
	Industrials – 1.6%
142,270	Dynacast International LLC 4.583% (US LIBOR + 325 basis points), 1/28/2022[1,2,3]	143,204

	Materials – 6.4%
243,781	Ineos U.S. Finance LLC 3.985% (US LIBOR + 275 basis points), 3/31/2022[1,2,3]	245,761
196,015	Royal Holdings, Inc. 4.583% (US LIBOR + 325 basis points), 6/20/2022[1,2,3]	196,874
138,950	Univar USA, Inc. 3.985% (US LIBOR + 275 basis points), 7/1/2022[1,2,3]	139,656
		582,291
	Technology – 5.8%
121,550	Aricent Technologies 5.740% (US LIBOR + 450 basis points), 4/14/2021[1,2,3,4]	121,854
86,566	CommScope, Inc. 3.235% (US LIBOR + 200 basis points), 12/29/2022[1,2,3]	86,977
24,160	Informatica Corp. 4.833% (US LIBOR + 350 basis points), 8/5/2022[1,2,3]	24,214
90,000	MacDonald Dettwiler & Associates Ltd. 2.750% (US LIBOR + 275 basis points), 10/4/2024[1,2,3,4,6]	90,214
194,362	Presidio LLC 4.550% (US LIBOR + 325 basis points), 2/2/2022[1,2,3]	196,086
		519,345
	Total Bank Loans (Cost $3,934,769)	3,929,028

	Corporate Bonds – 55.0%
	Communications – 8.4%
95,000	AT&T, Inc. 5.250%, 3/1/2037[2]	99,976
60,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 1/15/2024[2]	62,325
75,000	Discovery Communications LLC 5.200%, 9/20/2047[2]	76,107
66,000	DISH DBS Corp. 5.000%, 3/15/2023	67,444
105,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	119,229

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Communications (Continued)
$75,000	McClatchy Co. 9.000%, 12/15/2022[2]	$77,437
	Sprint Corp.
35,000	7.250%, 9/15/2021	38,894
75,000	7.875%, 9/15/2023	87,000
52,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[2]	55,185
90,000	Windstream Services LLC 7.750%, 10/15/2020[2]	72,000
		755,597
	Consumer Discretionary – 12.4%
45,000	ADT Corp. 4.125%, 6/15/2023	45,788
49,000	Allegiant Travel Co. 5.500%, 7/15/2019	50,617
45,000	American Airlines 2016-3 Class A Pass-Through Trust 3.250%, 4/15/2030	44,496
80,000	Boyd Gaming Corp. 6.875%, 5/15/2023[2]	85,550
70,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. 5.375%, 6/1/2024[2]	73,587
81,000	FTI Consulting, Inc. 6.000%, 11/15/2022[2]	83,632
85,000	General Motors Financial Co., Inc. 3.450%, 4/10/2022[2]	86,397
65,000	Goodyear Tire & Rubber Co. 4.875%, 3/15/2027[2]	66,916
50,000	Griffon Corp. 5.250%, 3/1/2022[2]	50,750
80,000	Meritage Homes Corp. 7.150%, 4/15/2020	88,000
75,000	PHH Corp. 7.375%, 9/1/2019	81,000
45,000	PVH Corp. 4.500%, 12/15/2022[2]	46,013
100,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	102,500
	RR Donnelley & Sons Co.
5,000	7.000%, 2/15/2022	5,150
70,000	6.500%, 11/15/2023	67,900
89,000	Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/2023[2]	93,895

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$40,000	United Rentals North America, Inc. 5.750%, 11/15/2024[2]	$42,450
		1,114,641
	Consumer Staples – 0.7%
68,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[2]	59,330

	Energy – 7.2%
90,000	Boardwalk Pipelines LP 5.950%, 6/1/2026[2]	100,676
90,000	Enterprise Products Operating LLC 5.018% (LIBOR 3 Month + 371 basis points), 8/1/2066[2,5]	90,045
45,000	Murphy Oil Corp. 6.875%, 8/15/2024[2]	47,981
40,000	Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/2021[2]	40,800
45,000	RSP Permian, Inc. 6.625%, 10/1/2022[2]	47,194
80,000	Sabine Pass Liquefaction LLC 5.625%, 3/1/2025[2]	88,251
70,000	Southwestern Energy Co. 4.100%, 3/15/2022[2]	67,287
70,000	Sunoco Logistics Partners Operations LP 4.000%, 10/1/2027[2]	69,737
30,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 8/1/2020[2]	30,900
70,000	Unit Corp. 6.625%, 5/15/2021[2]	70,175
		653,046
	Financials – 14.5%
45,000	Bank of America Corp. 8.000% (LIBOR 3 Month + 363 basis points), 7/29/2049[2,5]	45,644
100,000	Brookfield Finance LLC 4.000%, 4/1/2024[2]	103,577
91,000	Capital One Financial Corp. 3.750%, 7/28/2026[2]	90,120
75,000	Citigroup, Inc. 5.800% (LIBOR 3 Month + 409 basis points), 11/29/2049[2,5]	77,437
90,000	Discover Financial Services 3.850%, 11/21/2022	92,447
40,000	Equinix, Inc. 5.750%, 1/1/2025[2]	43,050
70,000	Hartford Financial Services Group, Inc. 8.125% (LIBOR 3 Month + 460 basis points), 6/15/2038[2,5]	72,625

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$85,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.875%, 3/15/2019[2]	$85,722
90,000	JPMorgan Chase & Co. 5.000% (LIBOR 3 Month + 332 basis points), 7/1/2019[2,5]	91,530
45,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[2]	46,350
65,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[2]	65,975
	MPT Operating Partnership LP / MPT Finance Corp.
55,000	5.250%, 8/1/2026[2]	56,788
35,000	5.000%, 10/15/2027[2]	35,875
93,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[2]	94,860
50,000	NewStar Financial, Inc. 7.250%, 5/1/2020[2]	51,500
90,000	Prudential Financial, Inc. 5.875% (LIBOR 3 Month + 418 basis points), 9/15/2042[2,5]	99,675
	RHP Hotel Properties LP / RHP Finance Corp.
30,000	5.000%, 4/15/2021[2]	30,675
45,000	5.000%, 4/15/2023[2]	46,575
80,000	Visa, Inc. 2.150%, 9/15/2022[2]	79,782
		1,310,207
	Health Care – 2.1%
90,000	Becton, Dickinson and Co. 4.669%, 6/6/2047[2]	94,419
90,000	Cardinal Health, Inc. 4.368%, 6/15/2047[2]	92,154
		186,573
	Industrials – 3.6%
85,000	AECOM 5.125%, 3/15/2027[2]	87,869
75,000	Meritor, Inc. 6.250%, 2/15/2024[2]	79,781
90,000	Owens Corning 4.300%, 7/15/2047[2]	85,851
69,000	Triumph Group, Inc. 4.875%, 4/1/2021[2]	67,999
		321,500

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Materials – 3.1%
$70,000	Louisiana-Pacific Corp. 4.875%, 9/15/2024[2]	$72,125
100,000	Mercer International, Inc. 7.750%, 12/1/2022[2]	106,125
90,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[2]	96,975
		275,225
	Technology – 2.5%
45,000	CA, Inc. 3.600%, 8/15/2022[2]	46,124
201,000	Dell, Inc. 5.400%, 9/10/2040	183,162
		229,286
	Utilities – 0.5%
45,000	DPL, Inc. 6.750%, 10/1/2019[2]	47,025

	Total Corporate Bonds (Cost $4,859,443)	4,952,430

	Short-Term Investments – 2.0%
183,486	UMB Money Market Fiduciary, 0.010%[7]	183,486

	Total Short-Term Investments (Cost $183,486)	183,486

	Total Investments – 100.6% (Cost $8,977,698)	9,064,944
	Liabilities in Excess of Other Assets – (0.6)%	(56,649)

	Total Net Assets – 100.0%	$9,008,295

LP – Limited Partnership

[1]	Floating rate security.
[2]	Callable.
[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	Foreign security denominated in U.S. dollars.
[5]	Variable rate security.
[6]	All or a portion of the loan is unfunded.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.0%
	Consumer Discretionary – 5.7%
1,420	Home Depot, Inc.	$232,255
3,690	Lennar Corp. - Class A	194,832
		427,087
	Consumer Staples – 12.3%
2,940	Archer-Daniels-Midland Co.	124,979
3,270	Coca-Cola Co.	147,183
6,200	Kroger Co.	124,372
3,570	Mondelez International, Inc. - Class A	145,156
3,120	Unilever N.V.[1]	184,205
2,390	Walgreens Boots Alliance, Inc.	184,556
		910,451
	Energy – 7.5%
1,970	EQT Corp.	128,523
2,690	Halliburton Co.	123,820
1,980	Phillips 66	181,388
830	Pioneer Natural Resources Co.	122,458
		556,189
	Financials – 23.6%
1,430	Ameriprise Financial, Inc.	212,369
22,000	Banco Bilbao Vizcaya Argentaria S.A. - ADR[1]	196,240
9,440	Bank of America Corp.	239,210
1,210	BOK Financial Corp.	107,787
2,010	Capital One Financial Corp.	170,167
1,250	Chubb Ltd.[1]	178,187
1,160	Cullen/Frost Bankers, Inc.	110,107
564	East West Bancorp, Inc.	33,716
729	First Republic Bank	76,151
1,450	JPMorgan Chase & Co.	138,490
18,160	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	116,950
2,650	PayPal Holdings, Inc.*	169,680
		1,749,054
	Health Care – 18.7%
2,550	AbbVie, Inc.	226,593
3,600	Acadia Healthcare Co., Inc.*	171,936
880	Amgen, Inc.	164,076
4,140	Baxter International, Inc.	259,785
2,400	Danaher Corp.	205,872
2,500	Medtronic PLC[1]	194,425

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Health Care (Continued)
1,890	Novartis A.G. - ADR[1]	$162,256
		1,384,943
	Industrials – 5.6%
1,010	General Dynamics Corp.	207,636
2,520	Oshkosh Corp.	208,001
		415,637
	Materials – 7.6%
2,580	DowDuPont, Inc.	178,614
910	Martin Marietta Materials, Inc.	187,669
1,800	PPG Industries, Inc.	195,588
		561,871
	Technology – 12.4%
1,890	Adobe Systems, Inc.*	281,950
1,390	ANSYS, Inc.*	170,595
2,550	Microchip Technology, Inc.	228,939
3,180	Microsoft Corp.	236,878
		918,362
	Utilities – 3.6%
9,300	AES Corp.	102,486
2,860	National Fuel Gas Co.	161,905
		264,391
	Total Common Stocks (Cost $6,577,983)	7,187,985

Principal Amount

	Short-Term Investments – 5.1%
$374,670	UMB Money Market Fiduciary, 0.010%[2]	374,670

	Total Short-Term Investments (Cost $374,670)	374,670

	Total Investments – 102.1% (Cost $6,952,653)	7,562,655
	Liabilities in Excess of Other Assets – (2.1)%	(152,861)

	Total Net Assets – 100.0%	$7,409,794

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.9%
	Communications – 0.5%
1,008	TiVo Corp.	$20,009

	Consumer Discretionary – 6.5%
5,226	1-800-Flowers.com, Inc. - Class A*	51,476
2,179	Bravo Brio Restaurant Group, Inc.*	4,957
649	Carter's, Inc.	64,089
987	DSW, Inc. - Class A	21,201
440	John Wiley & Sons, Inc. - Class A	23,540
752	Monro Muffler Brake, Inc.	42,150
2,492	Pier 1 Imports, Inc.	10,441
1,854	World Wrestling Entertainment, Inc. - Class A	43,662
		261,516
	Consumer Staples – 2.3%
1,603	Chefs' Warehouse, Inc.*	30,938
402	Herbalife Ltd.*1	27,268
530	Nu Skin Enterprises, Inc. - Class A	32,584
		90,790
	Energy – 4.0%
4,493	Ardmore Shipping Corp.[1]	37,067
1,464	Keane Group, Inc.*	24,419
704	Oceaneering International, Inc.	18,494
3,461	Ring Energy, Inc.*	50,150
1,220	RPC, Inc.	30,244
		160,374
	Financials – 15.0%
1,138	American Equity Investment Life Holding Co.	33,093
502	Banner Corp.	30,763
976	Berkshire Hills Bancorp, Inc.	37,820
952	Byline Bancorp, Inc.*	20,240
666	Chemical Financial Corp.	34,805
410	Columbia Banking System, Inc.	17,265
1,679	Customers Bancorp, Inc.*	54,769
1,116	First Financial Bancorp	29,183
385	Great Western Bancorp, Inc.	15,893
579	Green Bancorp, Inc.*	13,693
2,659	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	64,800
114	MarketAxess Holdings, Inc.	21,034
2,094	National Bank Holdings Corp. - Class A	74,735
1,472	Opus Bank	35,328
702	PacWest Bancorp	35,458

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
1,700	Solar Capital Ltd.	$36,788
166	Texas Capital Bancshares, Inc.*	14,243
1,879	Umpqua Holdings Corp.	36,659
		606,569
	Health Care – 12.8%
504	Acadia Healthcare Co., Inc.*	24,071
296	Charles River Laboratories International, Inc.*	31,974
245	Chemed Corp.	49,502
2,963	Cross Country Healthcare, Inc.*	42,164
1,035	Envision Healthcare Corp.*	46,523
783	MEDNAX, Inc.*	33,763
1,606	Merit Medical Systems, Inc.*	68,014
677	PAREXEL International Corp.*	59,630
748	Prestige Brands Holdings, Inc.*	37,467
930	Providence Service Corp.*	50,295
1,641	Quidel Corp.*	71,974
		515,377
	Industrials – 23.5%
1,185	AerCap Holdings N.V.*1	60,565
527	Albany International Corp. - Class A	30,250
849	Altra Industrial Motion Corp.	40,837
1,533	ArcBest Corp.	51,279
300	AZZ, Inc.	14,610
738	Barnes Group, Inc.	51,985
1,624	CAI International, Inc.*	49,240
3,616	Capital Product Partners LP1	12,656
2,223	Casella Waste Systems, Inc. - Class A*	41,792
1,693	Columbus McKinnon Corp.	64,114
4,497	Commercial Vehicle Group, Inc.*	33,053
1,143	DigitalGlobe, Inc.*	40,291
583	Dycom Industries, Inc.*	50,068
584	Genesee & Wyoming, Inc. - Class A*	43,222
5,033	InnerWorkings, Inc.*	56,621
703	Matthews International Corp.	43,762
1,059	Mercury Systems, Inc.*	54,941
1,334	On Assignment, Inc.*	71,609
310	Orbital ATK, Inc.	41,279
1,216	Team, Inc.*	16,233
642	Titan Machinery, Inc.*	9,970
1,483	Wabash National Corp.	33,842

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
445	Wabtec Corp.	$33,709
		945,928
	Materials – 1.7%
1,697	Alamos Gold, Inc.[1]	11,472
855	Kraton Corp.*	34,576
832	Silgan Holdings, Inc.	24,486
		70,534
	Real Estate – 4.4%
1,410	Community Healthcare Trust, Inc. - REIT	38,014
3,335	MedEquities Realty Trust, Inc. - REIT	39,186
1,217	QTS Realty Trust, Inc. - Class A - REIT	63,722
1,350	STAG Industrial, Inc. - REIT	37,084
		178,006
	Technology – 21.8%
1,336	ACI Worldwide, Inc.*	30,434
764	Advanced Energy Industries, Inc.*	61,701
486	Aspen Technology, Inc.*	30,526
707	Belden, Inc.	56,935
914	Benchmark Electronics, Inc.*	31,213
1,432	Bottomline Technologies, Inc.*	45,581
2,007	CalAmp Corp.*	46,663
1,281	Electronics For Imaging, Inc.*	54,673
746	Euronet Worldwide, Inc.*	70,713
245	Gartner, Inc.*	30,480
1,587	Infinera Corp.*	14,077
575	Insight Enterprises, Inc.*	26,404
769	Itron, Inc.*	59,559
1,856	Knowles Corp.*	28,341
915	Liquidity Services, Inc.*	5,398
1,357	Microsemi Corp.*	69,858
1,407	Novanta, Inc.*1	61,345
449	Rogers Corp.*	59,843
1,456	SP Plus Corp.*	57,512
1,924	VeriFone Systems, Inc.*	39,019
		880,275
	Utilities – 2.4%
799	ALLETE, Inc.	61,755

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Utilities (Continued)
694	Unitil Corp.	$34,325
		96,080
	Total Common Stocks (Cost $2,991,916)	3,825,458

	Exchange-Traded Funds – 2.5%
366	iShares Russell 2000 ETF	54,234
393	iShares Russell 2000 Value ETF	48,779

	Total Exchange-Traded Funds (Cost $85,520)	103,013

Principal Amount

	Short-Term Investments – 4.1%
$163,492	UMB Money Market Fiduciary, 0.010%[2]	163,492

	Total Short-Term Investments (Cost $163,492)	163,492

	Total Investments – 101.5% (Cost $3,240,928)	4,091,963
	Liabilities in Excess of Other Assets – (1.5)%	(62,047)

	Total Net Assets – 100.0%	$4,029,916

LP – Limited Partnership

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.6%
	Communications – 1.4%
848	T-Mobile US, Inc.*	$52,288
774	Zayo Group Holdings, Inc.*	26,641
		78,929
	Consumer Discretionary – 10.5%
350	Advance Auto Parts, Inc.	34,720
129	Amazon.com, Inc.*	124,014
1,401	Comcast Corp. - Class A	53,910
609	Home Depot, Inc.	99,608
848	Marriott International, Inc. - Class A	93,501
1,051	Newell Brands, Inc.	44,846
535	Time Warner, Inc.	54,811
848	Walt Disney Co.	83,587
		588,997
	Consumer Staples – 7.3%
461	Casey's General Stores, Inc.	50,456
1,844	Conagra Brands, Inc.	62,217
387	Costco Wholesale Corp.	63,580
590	Estee Lauder Cos., Inc. - Class A	63,626
682	PepsiCo, Inc.	75,995
1,604	Pinnacle Foods, Inc.	91,701
		407,575
	Energy – 5.0%
498	Concho Resources, Inc.*	65,597
904	EOG Resources, Inc.	87,453
1,807	Halliburton Co.	83,176
461	Phillips 66	42,232
		278,458
	Financials – 15.4%
682	Ameriprise Financial, Inc.	101,284
6,307	Bank of America Corp.	159,819
682	Chubb Ltd. [1]	97,219
1,014	First Republic Bank	105,923
1,494	Intercontinental Exchange, Inc.	102,638
2,084	JPMorgan Chase & Co.	199,043
1,770	U.S. Bancorp	94,854
		860,780

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Health Care – 15.2%
203	Align Technology, Inc.*	$37,813
313	Allergan PLC	64,149
443	Becton, Dickinson and Co.	86,806
811	Celgene Corp.*	118,260
627	Cigna Corp.	117,211
1,125	Envision Healthcare Corp.*	50,569
1,143	Gilead Sciences, Inc.	92,606
1,254	Merck & Co., Inc.	80,294
590	Shire PLC - ADR	90,352
590	Thermo Fisher Scientific, Inc.	111,628
		849,688
	Industrials – 11.3%
1,365	AMETEK, Inc.	90,145
443	Boeing Co.	112,615
609	Honeywell International, Inc.	86,320
572	Ingersoll-Rand PLC	51,005
719	Norfolk Southern Corp.	95,080
295	Parker-Hannifin Corp.	51,631
387	Roper Technologies, Inc.	94,196
332	Stanley Black & Decker, Inc.	50,122
		631,114
	INFORMATION TECHNOLOGY – 22.8%
148	Alphabet, Inc. - Class A*	144,110
1,162	Apple, Inc.	179,087
258	Broadcom Ltd. [1]	62,575
793	Facebook, Inc. - Class A*	135,500
756	Fidelity National Information Services, Inc.	70,603
922	Microchip Technology, Inc.	82,777
2,508	Microsoft Corp.	186,821
406	NVIDIA Corp.	72,581
1,862	Oracle Corp.	90,028
535	salesforce.com, Inc.*	49,980
572	Vantiv, Inc. - Class A*	40,309
1,512	Visa, Inc. - Class A	159,123
		1,273,494
	Materials – 3.5%
553	Albemarle Corp.	75,379
922	DowDuPont, Inc.	63,830
498	Vulcan Materials Co.	59,561
		198,770

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Real Estate – 2.8%
590	Digital Realty Trust, Inc.	$69,815
1,346	Prologis, Inc.	85,417
		155,232
	Utilities – 2.4%
904	American Water Works Co., Inc.	73,143
424	NextEra Energy, Inc.	62,137
		135,280
	Total Common Stocks (Cost $5,188,232)	5,458,317

Principal Amount

	Short-Term Investments – 2.7%
$148,771	UMB Money Market Fiduciary, 0.010%[2]	148,771

	Total Short-Term Investments (Cost $148,771)	148,771

	Total Investments – 100.3% (Cost $5,337,003)	5,607,088
	Liabilities in Excess of Other Assets – (0.3)%	(16,572)

	Total Net Assets – 100.0%	$5,590,516

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017 (Unaudited)

Note 1 – Organization

Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Saul Global Opportunities Fund is a diversified Fund, the International Equity Fund is a non-diversified Fund, the Strategic Credit Fund is a diversified Fund, the Value Equity Fund is a diversified fund, the Small Cap Equity Fund is a diversified fund and the Core Equity Fund is a diversified fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of September 30, 2017, the Saul Global Opportunities Fund had 11 outstanding forward currency contracts sold short.

Note 3 – Federal Income Taxes

At September 30, 2017, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund
Cost of investments	$91,723,157	$13,397,011	$8,977,698	$6,952,653

Gross unrealized appreciation	$17,146,115	$2,190,810	$162,404	$734,693
Gross unrealized depreciation	(4,726,963)	(455,226)	(75,158)	(124,691)

Net unrealized appreciation on investments	$12,419,152	$1,735,584	$87,246	$610,002

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$3,253,867	$5,337,003

Gross unrealized appreciation	$960,432	$356,540
Gross unrealized depreciation	(122,336)	(86,455)

Net unrealized appreciation on investments	$838,096	$270,085

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2017, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$94,284,594	$-	$-	$94,284,594
Short-Term Investments	9,857,715	-	-	9,857,715
Total Investments	$104,142,309	$-	$-	$104,142,309
Other Financial Instruments[3]
Forward Contracts	$-	$162,524	$-	$162,524
Total Assets	$104,142,309	$162,524	$-	$104,304,833

Liabilities
Other Financial Instruments[3]
Forward Contracts	$-	$461,015	$-	$461,015
Total Liabilities	$-	$461,015	$-	$461,015

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$14,711,685	$-	$-	$14,711,685
Short-Term Investments	420,910	-	-	420,910
Total Investments	$15,132,595	$-	$-	$15,132,595

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$3,929,028	$-	$3,929,028
Corporate Bonds[2]	-	4,952,430	-	4,952,430
Short-Term Investments	183,486	-	-	183,486
Total Investments	$183,486	$8,881,458	$-	$9,064,944

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$7,187,985	$-	$-	$7,187,985
Short-Term Investments	374,670	-	-	374,670
Total Investments	$7,562,655	$-	$-	$7,562,655

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2017 (Unaudited)

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$3,825,458	$-	$-	$3,825,458
Exchange-Traded Funds	103,013	-	-	103,013
Short-Term Investments	163,492	-	-	163,492
Total Investments	$4,091,963	$-	$-	$4,091,963

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$5,458,317	$-	$-	$5,458,317
Short-Term Investments	148,771	-	-	148,771
Total Investments	$5,607,088	$-	$-	$5,607,088

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[3]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. As of December 31, 2016, Saul Global Opportunities Fund held Level 2 securities as a result of certain foreign markets being closed. The following is a reconciliation of transfers between Levels for the Saul Global Opportunities Fund and from December 31, 2016 to September 30, 2017, represented by recognizing the September 30, 2017 market value of securities:

Saul Global Opportunities Fund
Transfers into Level 1	$4,590,824
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$4,590,824

Transfers into Level 2	$-
Transfers out of Level 2	(4,590,824)
Net transfers in (out) of Level 2	$(4,590,824)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	11/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/17